VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention:	Division of Investment Management

		RE:Mercury U.S. High Yield Fund, Inc.
Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (Securities Act File No. 333-39474, Investment
Company Act File No. 811-09981)

Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the Securities Act of 1933,
	 as amended (the "1933 Act"), Mercury U.S. High
	Yield Fund, Inc. (the "Fund") hereby certifies that:

(1) the form of Prospectus and Statement of Additional
Information that would have been filed pursuant to Rule 497(c)
 under the 1933 Act would not have differedfrom that contained in Post-Effective Amendment No. 6 to the
 Fund's Registration Statement on Form N-1A; and

(2) the text of Post-Effective Amendment No. 2 to the Fund's
 Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on July 25, 2002.

Very truly yours,

Mercury U.S. High Yield Fund, Inc.


/s/David Clayton
Secretary of Fund